Income Taxes - Summary of components of the income tax provision (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current					$ 99,338	$ 51,494	$ 22,697
Deferred			$ (1,986)	$ (915)	(4,887)	(908)	(546)
Income Tax Expense (Benefit)	$ 29,102	$ 23,274	$ 63,650	$ 41,168	$ 94,451	$ 50,586	$ 22,151